Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)(2)	Average summary compensation table total for non-PEO named executive officers(3)	Average compensation actually paid to non-PEO named executive officers(2)(3)	Total shareholder return	Net income
2025	$4,432,562	$(6,160,301)	$1,888,397	$(1,401,821)	$267	$(226,552,000)
2024	$4,145,774	$13,462,025	$1,984,397	$4,923,360	$578	$(114,311,000)

Named Executive Officers, Footnote	Peter Cannito served as the PEO in 2025 and 2024. Chris Edmunds, Aaron Futch and Jonathan Baliff were non-PEO NEOs in 2025. Chris Edmunds and Jonathan Baliff were non-PEO NEOs in 2024.
PEO Total Compensation Amount	$ 4,432,562	$ 4,145,774
PEO Actually Paid Compensation Amount	$ (6,160,301)	13,462,025
Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). The CAP was calculated beginning with the PEO’s “Summary Compensation Table” total, and the average of the non-PEO NEOs’ “Summary Compensation Table” total, with the following amounts being added or deducted from the applicable total compensation:

	PEO		Non-PEO named executive officers
Adjustments from SCT	2025	2024	2025	2024
Deduction for amounts reported under the “Stock Awards” column in the SCT(a)	$3,656,333	$3,393,563	$1,099,547	$1,474,214
Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year(b)	$638,514	$5,555,250	$118,940	$2,413,283
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year(b)	$(5,208,144)	$6,036,456	$(1,410,875)	$1,720,216
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year(b)	$(2,366,900)	$1,118,108	$(680,124)	$279,678
(Subtract), for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	$(218,611)	—
Total Adjustments	$(10,592,863)	$9,316,251	$(3,290,217)	$2,938,964

(a)	Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT.

(b)	The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end or vesting dates and projected payout amounts based on expected performance ranging from 0% to the maximum amount of 200%. The closing price of the Company’s Common Stock on December 31, 2025, 2024 and 2023 was $7.60, $16.46, and $2.85, respectively. With regards to the fair value of each performance-based equity award, each of which was based upon the closing price of the Company’s Common Stock or total shareholder return compared to the growth of the Russell 2000 Total Return Index, the value was determined based upon the most probable outcome, which was assumed to be the actual performance achieved as of the relevant year-end. Such assumption resulted in an assumed maximum payout of 200% for each award whose payout is based solely upon the closing price of the Company’s Common Stock, and an assumed payout of 0% for each award whose payout is based upon total shareholder return compared to the growth of the Russell 2000 Total Return Index. This number also includes an adjustment for the value of the unvested Class P Units (as defined above) held by Mr. Cannito.

Non-PEO NEO Average Total Compensation Amount	$ 1,888,397	1,984,397
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,401,821)	4,923,360
Adjustment to Non-PEO NEO Compensation Footnote

	PEO		Non-PEO named executive officers
Adjustments from SCT	2025	2024	2025	2024
Deduction for amounts reported under the “Stock Awards” column in the SCT(a)	$3,656,333	$3,393,563	$1,099,547	$1,474,214
Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year(b)	$638,514	$5,555,250	$118,940	$2,413,283
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year(b)	$(5,208,144)	$6,036,456	$(1,410,875)	$1,720,216
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year(b)	$(2,366,900)	$1,118,108	$(680,124)	$279,678
(Subtract), for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	$(218,611)	—
Total Adjustments	$(10,592,863)	$9,316,251	$(3,290,217)	$2,938,964

(a)	Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT.

(b)	The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end or vesting dates and projected payout amounts based on expected performance ranging from 0% to the maximum amount of 200%. The closing price of the Company’s Common Stock on December 31, 2025, 2024 and 2023 was $7.60, $16.46, and $2.85, respectively. With regards to the fair value of each performance-based equity award, each of which was based upon the closing price of the Company’s Common Stock or total shareholder return compared to the growth of the Russell 2000 Total Return Index, the value was determined based upon the most probable outcome, which was assumed to be the actual performance achieved as of the relevant year-end. Such assumption resulted in an assumed maximum payout of 200% for each award whose payout is based solely upon the closing price of the Company’s Common Stock, and an assumed payout of 0% for each award whose payout is based upon total shareholder return compared to the growth of the Russell 2000 Total Return Index. This number also includes an adjustment for the value of the unvested Class P Units (as defined above) held by Mr. Cannito.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 267	578
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (226,552,000)	(114,311,000)
PEO Name	Peter Cannito
Additional 402(v) Disclosure	Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT. The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end or vesting dates and projected payout amounts based on expected performance ranging from 0% to the maximum amount of 200%. The closing price of the Company’s Common Stock on December 31, 2025, 2024 and 2023 was $7.60, $16.46, and $2.85, respectively. With regards to the fair value of each performance-based equity award, each of which was based upon the closing price of the Company’s Common Stock or total shareholder return compared to the growth of the Russell 2000 Total Return Index, the value was determined based upon the most probable outcome, which was assumed to be the actual performance achieved as of the relevant year-end. Such assumption resulted in an assumed maximum payout of 200% for each award whose payout is based solely upon the closing price of the Company’s Common Stock, and an assumed payout of 0% for each award whose payout is based upon total shareholder return compared to the growth of the Russell 2000 Total Return Index. This number also includes an adjustment for the value of the unvested Class P Units (as defined above) held by Mr. Cannito.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,592,863)	9,316,251
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,656,333)	(3,393,563)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,514	5,555,250
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,208,144)	6,036,456
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,366,900)	1,118,108
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,290,217)	2,938,964
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,099,547)	(1,474,214)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,940	2,413,283
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,410,875)	1,720,216
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(680,124)	279,678
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (218,611)	$ 0